INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUSThe Internal Revenue Service (“IRS”) has determined and informed the Company, by a letter dated July 25, 2017, that the Plan and related trust were designed in accordance with the applicable requirements of the Code. The Company and the Plan administrator believe that the Plan, as amended from time to time subsequent to the receipt of the IRS determination letter, is currently designed and operated in compliance with the applicable requirements of the Code, and that the Plan and related trust continue to be tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.